PENSION PLANS. (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Components of net periodic benefit costs are as follows:
Loss (gain) recognized in other comprehensive income (expense)	$ 225	$ (386)	$ 3,660
Retirement Plan [Member]
Changes in plan assets:
Fair value of plan assets, beginning	13,958	12,423	12,567
Actual gains (losses)	(946)	1,722	523
Benefits paid	(667)	(665)	(667)
Company contributions	912	478
Participant contributions
Fair value of plan assets, ending	13,257	13,958	12,423
Less: projected accumulated benefit obligation	18,690	19,658	18,455
Funded status, (underfunded)/overfunded	(5,433)	(5,700)	(6,032)
Amounts recognized in the consolidated balance sheets:
Other liabilities	(5,433)	(5,700)	(6,032)
Accumulated other comprehensive loss (income)	1,069	726	1,047
Components of net periodic benefit costs are as follows:
Service cost	424	391	223
Interest cost	694	750	686
Expected return on plan assets	(816)	(674)	(794)
Net periodic benefit cost	302	467	115
Loss (gain) recognized in other comprehensive income (expense)	$ 343	$ (321)	$ 1,932
Assumptions used in computation benefit obligations:
Discount rate	4.15%	3.60%	4.15%
Expected long-term return on plan assets	6.25%	6.00%	6.75%